CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014
Operating revenues
Contract revenues		$ 2,850	$ 3,957		$ 4,518
Reimbursable revenues		66	113		190
Other revenues	[2]	253	265		289
Total operating revenues		3,169	4,335		4,997
(Loss)/gain on disposals	[2]	0	(63)		632
Contingent consideration realized	[2]	21	47	[3]	0
Operating expenses
Vessel and rig operating expenses	[2]	1,015	1,611		1,938
Reimbursable expenses		61	99		172
Depreciation and amortization		810	779	[3]	693
Loss on impairment of long lived assets		44	563	[3]	232
General and administrative expenses	[2]	234	248		315
Total operating expenses		2,164	3,300		3,350
Operating income		1,026	1,019		2,279
Financial items and other income/(expense), net
Interest income	[2]	66	67		63
Interest expense	[2]	(412)	(415)		(478)
Share in results from associated companies (net of tax)		283	192		34
Loss on impairment of investments		(895)	(1,285)		0
Loss on derivative financial instruments	[2]	(74)	(150)		(497)
Net gain/(loss) on debt extinguishment		47	8		(54)
Foreign exchange gain		18	63		164
Gain on realization of marketable securities		0	0		131
Gain on deconsolidation of Seadrill Partners		0	0		2,339
Gain on sale of tender rig business		0	22	[3]	0
Other financial items and other (expense)/income, net	[2]	(15)	52		125
Total financial items and other (expense)/income, net		(982)	(1,446)		1,827
Income/(loss) before income taxes		44	(427)		4,106
Income tax expense		(199)	(208)		(19)
Net (loss)/income		(155)	(635)	[3],[4]	4,087
Net income/(loss) attributable to the non-controlling interest		26	(1)		108
Net (loss)/income attributable to the parent		$ (181)	$ (634)		$ 3,979
Basic (loss)/earnings per share (in dollars per share)		$ (0.36)	$ (1.29)		$ 8.32
Diluted (loss)/earnings per share (in dollars per share)		(0.36)	(1.29)		8.30
Declared regular dividend per share (in dollars per share)		$ 0	$ 0		$ 2

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Refer to Note 39 "Restatement of previously issued financial statements"